Equity-Based Compensation - Narrative (Details) - USD ($)		1 Months Ended			12 Months Ended
	Jul. 05, 2022	Feb. 28, 2023	Jul. 31, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period					3 years
Common stock share percentage					4.00%
Aggregate fair value					$ 3,986,000	$ 6,291,000	$ 3,673,000
Contractual term, outstanding (in years)					5 years 4 months 24 days
Contractual term, exercisable (in years)					5 years
Weighted average grant date fair value (per share)					$ 6.29	$ 4.16
Options, intrinsic value					$ 0
Exercise of common unit options					7,224,000	$ 748,000
Unrecognized stock option expense					$ 5,985,000
Weighted-average period (in years)					1 year 9 months 18 days
Retired Or Over Five Years Experience
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period					5 years
Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					25.00%
Award requisite service period					1 year
Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period					3 years
General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense					$ 5,197,000	3,257,000	3,718,000
Other Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense					5,624,000	3,184,000
Time-based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense					10,821,000	6,441,000	$ 3,718,000
Restricted stock or unit expense					$ 18,656,000
Time-based RSUs | Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares approved (shares)		1,835,016
Common Unit Appreciation Rights (UARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase to share pool, shares					8,972,128
Common Unit Appreciation Rights (UARs) | Chief Executive Officer
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense				$ 1,540,000	$ 1,490,000
Granted (shares)					1,000
Strike price (usd per share)					$ 0.11
2022 Long-Term Incentive Plan | Time-based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares approved (shares)			2,091,282
Award vesting period			3 years
2022 Long-Term Incentive Plan | Time-based RSUs | Employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate fair value					$ 22,373
Shares approved (shares)			39,215
Award vesting period			1 year
2022 Long-Term Incentive Plan | Time-based RSUs | Employee | Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate fair value		$ 18,992,000
2022 Long-Term Incentive Plan | Time-based RSUs | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate fair value						$ 950
Shares approved (shares)			53,920
Award vesting period			3 years
Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversions in period (shares)	14,742,933
Number of shares registered in filing (shares)	17,760,961